UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	October 22, 2007 to November 21, 2007

Commission File Number of issuing entity:	333-130030-01

GE Capital Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor:	333-130030

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Money Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
777 Long Ridge Road, Bldg. B, 3rd Floor,
Stamford, CT	06927
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(203) 585-6669
(Telephone Number, Including Area Code)

No Change
(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2006-1, Class A	|__|	|__|	|_X_|	___________
Series 2006-1, Class B	|__|	|__|	|_X_|	___________
Series 2006-1, Class C	|__|	|__|	|_X_|	___________
Series 2007-1, Class A	|__|	|__|	|_X_|	___________
Series 2007-1, Class B	|__|	|__|	|_X_|	___________
Series 2007-1, Class C	|__|	|__|	|_X_|	___________
Series 2007-2, Class A	|__|	|__|	|_X_|	___________
Series 2007-2, Class B	|__|	|__|	|_X_|	___________
Series 2007-2, Class C	|__|	|__|	|_X_|	___________
Series 2007-3, Class A-1	|__|	|__|	|_X_|	___________
Series 2007-3, Class A-2	|__|	|__|	|_X_|	___________
Series 2007-3, Class B	|__|	|__|	|_X_|	___________
Series 2007-3, Class C	|__|	|__|	|_X_|	___________
Series 2007-4, Class A	|__|	|__|	|_X_|	___________
Series 2007-4, Class B	|__|	|__|	|_X_|	___________
Series 2007-4, Class C	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes..X.. No......

PART I - Distribution Information.
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in Exhibit 99.1, 99.2, 99.3, 99.4, 99.5 and the following table.

The following tables summarize the trust portfolio by various criteria as of end of the monthly distribution period ending on November 21, 2007 for each of the retailers included in the trust portfolio. Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding. Because the future composition of the trust portfolio will change over time, these tables are not indicative of the composition of the trust portfolio at any subsequent time.

For purposes of the delinquency tables below:

  Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the bank's approved portfolio as of the end of the monthly distribution period ending on November 21, 2007.

Accounts is the number of accounts included in the trust portfolio as of the end of the monthly distribution period ending on November 21, 2007.

Retailer	Total Recievables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Lowe's...............................................................................	$ 5,264,834,541	25.07%	7,345,708	14.08%
JC Penney.........................................................................	4,913,766,336	23.40%	16,889,111	32.36%
Wal-Mart(1)......................................................................	2,109,994,632	10.05%	3,874,264	7.42%
Sam's Club...............................................................	2,067,986,678	9.85%	5,621,454	10.77%
Sam's Club Dual Card...........................................	1,641,822,557	7.82%	1,227,014	2.35%
CareCredit..........................................................................	1,223,464,267	5.83%	1,133,094	2.17%
Dillard's.............................................................................	1,043,305,719	4.97%	2,148,396	4.12%
Old Navy(2).......................................................................	521,373,221	2.48%	3,763,352	7.21%
Belk...................................................................................	471,887,931	2.25%	2,105,898	4.04%
JC Penney Dual Card....................................................	470,669,562	2.24%	312,039	0.60%
Gap (2)..............................................................................	380,414,287	1.81%	2,952,497	5.66%
Mervyns............................................................................	362,111,977	1.72%	2,404,652	4.61%
Paypal........................................................	216,697,753	1.03%	613,697	1.18%
Banana Republic (2)........................................................	195,798,499	0.93%	1,458,977	2.80%
HSN..................................................................................	118,625,002	0.56%	337,217	0.65%
Total...........................................................................	$ 21,002,752,964	100.00%	52,187,370	100.00%

(1)	Sam's Club and Wal-Mart are affiliated retailers. Sam's Club cards may also be used at Wal-Mart locations, and Wal-Mart cards may be used at Sam's Club locations if the cardholder belongs to the club. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.
(2)	Old Navy, GAP and Banana Republic are affiliated retailers. Each of these retailers' cards may be used at the locations of the other two. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.

PART II - Other Information

Item 3. Sales of Securities and Use of Proceeds.
On December 7, 2007, GE Capital Credit Card Master Note Trust privately issued in reliance on Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"), $613,281,250.00 of Class A Series 2007-VFN7 Floating Rate Asset Backed Notes, $85,937,500.00 of Class B Series 2007-VFN7 Floating Rate Asset Backed Notes, and $50,781,250.00 of Class C Series 2007-VFN7 Floating Rate Asset Backed Notes (collectively, the "Series 2007-VFN7 Notes") to certain accredited investors.

The proceeds of the offering of the Series 2007-VFN7 Notes were used to purchase credit card receivables from GE Money Bank ("Money Bank"), an affiliate of the Depositor, and to repay intercompany indebtedness owed by the Depositor to RFS Holding, Inc., another affiliate, which indebtedness was incurred primarily to finance prior purchases of credit card receivables from Money Bank. Except as provided in the previous sentence, none of the proceeds were used for payments to (a) any directors or officers of the Issuer or (b) owners of 10 percent or more of any class of securities of the Issuer.

Item 8. Other Information.

The Servicer has determined that Recoveries as reported on prior Monthly Noteholder’s Statements were overstated. The overstatement of Recoveries in prior Monthly Periods did not affect payments made to the Noteholders of any Series and did not affect the determination as to whether an Early Amortization Event would have occurred for any Series during any prior Monthly Period.

The table below sets forth the corrected amounts of Recoveries, Gross Trust Yields, Portfolio Yields, Excess Spread Percentages and Quarterly Excess Spread Percentages for the Monthly Periods indicated in the table.

Series 2006-1
Monthly Period End Date	1. Corrected Series Recovery $	2. Corrected Gross Trust Yield	3. Corrected Portfolio Yield	4. Monthly Excess Spread Percentage	5. Quarterly Excess Spread Percentage
1/21/2007	864,724	21.9305%	16.7272%	9.7879%	11.0439%
2/21/2007	888,082	25.1899%	20.1101%	12.8198%	11.2777%
3/21/2007	886,070	24.1830%	18.9157%	12.2834%	11.6304%
4/21/2007	921,053	23.5889%	18.2736%	11.1649%	12.0894%
5/21/2007	855,994	25.0056%	19.8396%	13.0587%	12.1690%
6/21/2007	997,328	25.2438%	19.0901%	12.3093%	12.1776%
7/21/2007	832,962	23.8369%	18.8498%	11.9105%	12.4262%
8/21/2007	860,265	25.2192%	19.9639%	13.4713%	12.5637%
9/21/2007	1,009,312	25.3739%	19.1676%	11.8773%	12.4197%
10/21/2007	910,901	23.6276%	18.1769%	11.3961%	12.2482%
Series 2007-1
Monthly Period End Date	1. Corrected Series Recovery $	2. Corrected Gross Trust Yield	3. Corrected Portfolio Yield	4. Monthly Excess Spread Percentage	5. Quarterly Excess Spread Percentage
5/21/2007	1,061,432	25.0056%	19.8396%	13.2403%	11.9574%
6/21/2007	1,236,687	25.2438%	19.0901%	12.4909%	12.1352%
7/21/2007	1,032,873	23.8369%	18.8498%	12.0979%	12.6097%
8/21/2007	1,066,729	25.2192%	19.9639%	13.6423%	12.7437%
9/21/2007	1,251,547	25.3739%	19.1676%	12.0775%	12.6059%
10/21/2007	1,129,517	23.6276%	18.1769%	11.5777%	12.4325%
Series 2007-2
Monthly Period End Date	1. Corrected Series Recovery $	2. Corrected Gross Trust Yield	3. Corrected Portfolio Yield	4. Monthly Excess Spread Percentage	5. Quarterly Excess Spread Percentage
5/21/2007	917,625	25.0056%	19.8396%	13.1617%	11.8786%
6/21/2007	1,069,136	25.2438%	19.0901%	12.4122%	12.0565%
7/21/2007	892,936	23.8369%	18.8498%	12.0184%	12.5308%
8/21/2007	922,204	25.2192%	19.9639%	13.5651%	12.6652%
9/21/2007	1,081,983	25.3739%	19.1676%	11.9963%	12.5266%
10/21/2007	976,485	23.6276%	18.1769%	11.4990%	12.3535%
Series 2007-3
Monthly Period End Date	1. Corrected Series Recovery $	2. Corrected Gross Trust Yield	3. Corrected Portfolio Yield	4. Monthly Excess Spread Percentage	5. Quarterly Excess Spread Percentage
8/21/2007	1,290,397	25.2192%	19.9639%	13.2334%	12.6486%
9/21/2007	1,513,968	25.3739%	19.1676%	11.5970%	12.2981%
10/21/2007	1,366,351	23.6276%	18.1769%	11.1429%	11.9911%
Series 2007-4
Monthly Period End Date	1. Corrected Series Recovery $	2. Corrected Gross Trust Yield	3. Corrected Portfolio Yield	4. Monthly Excess Spread Percentage	5. Quarterly Excess Spread Percentage
8/21/2007	430,132	25.2192%	19.9639%	13.1187%	12.5318%
9/21/2007	504,656	25.3739%	19.1676%	11.4726%	12.1788%
10/21/2007	455,450	23.6276%	18.1769%	11.0247%	11.8720%

Item 9 Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for December 17, 2007 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-1, for December 17, 2007 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for December 17, 2007 Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-3, for December 17, 2007 Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for December 17, 2007 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS holding, L.L.C., as depositor

Dated: December 17, 2007	By: /s/ Ravi Ramanujam
Name: Ravi Ramanujam
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for December 17, 2007 Payment Date
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-1, for December 17, 2007 Payment Date
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for December 17, 2007 Payment Date
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-3, for December 17, 2007 Payment Date
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for December 17, 2007 Payment Date